NOTE 4. OTHER FINANCING RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2015
Note 4. Other Financing Receivables Net Tables
Components of Financing Receivables
	December 31,	December 31,
	2015	2014
Other financing receivables	$242,543	$12,843
Less: Provision for credit losses	(7,194)	(11)

Other financing receivables, net	$235,349	$12,832

Carrying amount of other financing receivables
December 31, 2015	Current	Past due	Total carrying amount

Gross other financing receivables	$208,159	$34,384	$242,543
Less: Provision for credit losses	-	(7,194)	(7,194)
Net other financing receivables, net	$208,159	$27,190	$235,349

December 31, 2014	Current	Past due	Total carrying amount

Gross Other financing receivables	$12,614	$229	$12,843
Less: Provision for credit losses	-	(11)	(11)
Net Other financing receivables, net	$12,614	$218	$12,832

Age analysis of past due receivables
	December 31,
	2015	2014

Less than 90 days	$16,269	$229
Over 90 days	18,115	-
Subtotal	34,384	229
Less: Provision for credit losses	(7,194)	(11)
Total	$27,190	$218